OPERATING LEASE (Details) $ in Thousands	12 Months Ended
Dec. 31, 2019 USD ($)
Operating Lease
Lease expense recognized	$ 34
Future minimum lease rentals under non-cancellable operating lease commitments for short-term leases	$ 1
Minimum
Operating Lease
Lease term	5 years
Maximum
Operating Lease
Lease term	30 years